Correction of errors (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Changes In Accounting Policies Accounting Estimates And Errors Explanatory
Schedule of error corrections and prior period adjustments

The following tables summarize the impacts on the Group’s consolidated financial statements:

Consolidated statements of financial position	Note	As previously reported	Reclassification	Adjustments	As restated
Current assets
Non-derivatives - hedge accounting (iii)		19,637	(19,637)	-	-
Recoverable taxes (ii)		7,619	-	10,303	17,922
Total current assets		1,080,625	(19,637)	10,303	1,071,291

Non-current assets
Deferred tax assets (i)	25	35,138	-	(19,567)	15,571
Total non-current assets		1,951,234	-	(19,567)	1,931,667
Total assets		3,031,859	(19,637)	(9,264)	3,002,958

Current liabilities
Loans and borrowings (iii)	15	231,296	4,734	-	236,030
Non-derivatives - hedge accounting (iii)		35,169	(35,169)	-	-
Total current liabilities		760,300	(30,435)	-	729,865

Non-current liabilities
Loans and borrowings (iii)	15	742,935	10,798	-	753,733
Deferred tax liabilities (i)	25	-	-	20,942	20,942
Total non-current liabilities		933,380	10,798	20,942	965,120
Total liabilities		1,693,680	(19,637)	20,942	1,694,985
Total equity (i)/(ii)		1,338,179	-	(30,206)	1,307,973
Total equity and liabilities		3,031,859	(19,637)	(9,264)	3,002,958

Consolidated statements of profit or loss	Note	As previously reported	Adjustments	As restated
Profit before income tax		200,272	-	200,272
Current (ii)	25	(69,873)	10,303	(59,570)
Deferred (i)	25	(4,483)	(40,509)	(44,992)
Total income tax expense		(74,356)	(30,206)	(104,562)
Net profit for the year		125,916	(30,206)	95,710
Earnings per share – basic (in R$)	26	0.95	(0.23)	0.72
Earnings per share – diluted (in R$)	26	0.93	(0.22)	0.71

Consolidated statements of other comprehensive income	As previously reported	Adjustments	As restated
Total comprehensive income (loss) for the year (i)/(ii)	25,544	(30,206)	(4,662)

Consolidated statements of changes in equity	As previously reported	Adjustments	As restated
Net profit for the year (i)/(ii)	125,916	(30,206)	95,710
Balance as of December 31, 2022	1,338,179	(30,206)	1,307,973

Consolidated statements of cash flows	As previously reported	Adjustments	As restated
Net profit for the year	125,916	(30,206)	95,710
Adjustments for:
Income tax (i)/(ii)	74,356	30,206	104,562
Other lines not affected by the error	164,224	-	164,224
Changes in operating assets and liabilities:	(203,840)	-	(203,840)
Cash generated from operating activities	160,656	-	160,656

Basic and diluted earnings per share	As previously reported	Adjustments	As restated
Numerator
Profit attributable to holders of common shares (i)/(ii)	125,916	(30,206)	95,710
Denominator
Weighted average number of basic shares held by shareholders	133,186,441	-	133,186,441
Earnings per share – basic	0.95	(0.23)	0.72
Numerator
Profit attributable to holders of common shares (i)/(ii)	125,916	(30,206)	95,710
Denominator
Weighted average number of diluted shares held by shareholders	134,774,674	-	134,774,674
Net earnings per share – diluted	0.93	(0.22)	0.71